Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other payables and accrued liabilities
Schedule of other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2019 and 2018 consisted of the following:

		December 31,
	Note	2019	2018
Accrued professional fees		$183	$141
Accrued staff costs and staff benefits		7	10
Rental deposits from tenants		215	215
Rental receipt in advance		8	6
Interest receipt in advance		6	42
Other loan – secured	(i)	380	367
Other loans – unsecured	(ii)	3,877	3,076
Advances from other party	(iii)	32	—
Advances from a director	(iv)	21	4
Advances from unrelated parties	(v)	784	394
Others		16	3
		$5,529	$4,258

(i)

The amount represents a loan with a principal amount of $256  (2018: $256) advanced from an unrelated party to the Company, plus accrued interest. The loan is bearing 5% interest per annum and has no fixed term of repayment. The loan is secured by certain intangible assets of Boca.

(ii)

The amount represents loans with a principal amount of $3.6 million (2018: $2.9 million) advanced from unrelated parties to the Company. The loans are unsecured, bearing 5% to 17% interest per annum and have no fixed term of repayment.

(iii)

In December 2019, the Company received advance of $32 from a company beneficially owned by Luk Lai Ching Kimmy (Luk Lai Ching Kimmy held 5.3% of the Company’s outstanding common stock as of December 31, 2019).  The advances was unsecured, interest free and have no fixed terms of repayment.

(iv)	The advances from a director was unsecured, interest free and have no fixed terms of repayment.

(v)  The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment